Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 9,719	$ 6,794
Accumulated depreciation	(5,894)	(4,336)
Property, Plant and equipment, net	3,825	2,458
Depreciation	1,599	891	$ 639
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	6,906	5,338
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	608	433
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,205	$ 1,023